Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BNY Mellon Ultra Short Income ETF | BNY Mellon Ultra Short Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.97%	5.47%	5.74%	(0.11%)